Investment Tax Credit - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment tax credits [abstract]
Investment tax credits	$ 11.5	$ 7.3